Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2025
Disclosure Of Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information

33. SUPPLEMENTARY CASH FLOW INFORMATION
A) Working Capital

As at December 31,	2025	2024
Total Current Assets	9,890	10,434
Total Current Liabilities	6,314	7,362
Working Capital	3,576	3,072
B) Changes in Non-Cash Working Capital

For the years ended December 31,	2025 (1)	2024
Accounts Receivable and Accrued Revenues	(575)	547
Income Tax Receivable	(124)	199
Inventories	716	(117)
Accounts Payable and Accrued Liabilities	(318)	299
Income Tax Payable	(298)	322
Total Change in Non-Cash Working Capital	(599)	1,250

Net Change in Non-Cash Working Capital – Operating Activities	(363)	1,305
Net Change in Non-Cash Working Capital – Investing Activities	(236)	(55)
Total Change in Non-Cash Working Capital	(599)	1,250
(1)Excludes the impacts of acquisitions (see Note 4) and the divestiture of WRB (see Note 8).
C) Cash Flows Related to Interest and Taxes

For the years ended December 31,	2025	2024
Interest Paid	381	356
Interest Received	141	163
Income Taxes Paid	1,225	868
D) Reconciliation of Liabilities
The following table provides a reconciliation of liabilities to cash flows arising from financing activities:

	Dividends Payable	Repurchase Agreements Payable (1)	Short-Term Borrowings	Long-Term Debt	Lease Liabilities
As at December 31, 2023	9	—	179	7,108	2,658
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	—	—	5	—	—
Principal Repayment of Leases	—	—	—	—	(299)
Dividends Paid	(1,551)	—	—	—	—
Non-Cash Changes:
Finance and Transaction Costs	—	—	—	(16)	—
Lease Additions	—	—	—	—	363
Base Dividends Declared on Common Shares	1,255	—	—	—	—
Variable Dividends Declared on Common Shares	251	—	—	—	—
Dividends Declared on Preferred Shares	36	—	—	—	—
Exchange Rate Movements and Other	—	—	(11)	442	205
As at December 31, 2024	—	—	173	7,534	2,927
Acquisition	—	—	—	855	—
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	—	—	152	—	—
Issuance of Long-Term Debt	—	—	—	5,265	—
Repayment of Long-Term Debt	—	—	—	(2,324)	—
Principal Repayment of Leases	—	—	—	—	(350)
Proceeds on Repurchase Agreements	—	840	—	—	—
Repayment of Repurchase Agreements	—	(427)	—	—	—
Dividends Paid	(1,437)	—	—	—	—
Non-Cash Changes:
Divestiture of Short-Term Borrowings	—	—	(313)	—	—
Finance and Transaction Costs	—	—	—	(7)	—
Lease Acquisitions	—		—	—	366
Lease Additions	—	—	—	—	174
Lease Divestitures	—	—	—	—	(39)
Lease Modifications	—	—	—	—	150
Base Dividends Declared on Common Shares	1,423	—	—	—	—
Dividends Declared on Preferred Shares	14	—	—	—	—
Exchange Rate Movements and Other	—	(12)	(12)	(291)	(53)
As at December 31, 2025	—	401	—	11,032	3,175
(1)Repurchase Agreements primarily relate to RINs.